Item G.1.b.i - Material amendments to organizational documents

AMENDMENT NO. 4, DATED AS OF OCTOBER 25, 2023, TO DECLARATION OF TRUST OF TEKLA LIFE SCIENCES INVESTORS

WHEREAS, Tekla Life Sciences Investors (the “Trust”) is a Massachusetts business trust established and existing pursuant to the Declaration of Trust made on February 20, 1992, and amended by Amendment No. 1 dated as of March 16 1992, Amendment No. 2 dated as of May 3, 2011 and Amendment No. 3 dated as of September 30, 2014 (the “Declaration of Trust”);

WHEREAS, the trustees of the Trust (the “Trustees”) have determined that the Declaration of Trust should be amended to change the name of the Trust as hereinafter set forth (the “Amendment”);

WHEREAS, pursuant to Section 8.3 of the Declaration of Trust, the Trustees may amend the Declaration of Trust to change the name of the Trust without the vote or consent of the Shareholders;

NOW, THEREFORE, IT IS agreed as follows:

1.             Amendment to the Declaration of Trust. Section 1.1 of the Declaration of Trust is hereby amended to delete the name “Tekla Life Sciences Investors” and insert the name “abrdn Life Sciences Investors” such that Section 1.1 shall read in its entirety as follows:

Section 1.1   Name. The name of the Trust created hereby is “abrdn Life Sciences Investors”.

2.             Defined Terms: Confirmation of Other Terms of the Declaration of Trust. Any capitalized or other term used herein and not defined herein, but which is defined in the Declaration of Trust, shall have the meaning assigned to it in the Declaration of Trust. The Declaration of Trust, as amended as provided herein, is hereby confirmed as being in full force and effect in accordance with its terms.

3.             Effective Date. This Amendment shall be effective as of close of business on October 27, 2023.

4.             Counterparts. This instrument may be simultaneously executed in several counterparts, each of which shall be deemed to be an original, and such counterparts, together, shall constitute one and the same instrument, which shall be sufficiently evidenced by any such original counterpart. To the extent such instrument is signed and delivered by electronic transmission, it will be treated in all manner and respects as an original agreement or instrument and will be considered to have the same binding legal effect as if it were the original signed version thereof delivered in person.

D

IN WITNESS WHEREOF, the undersigned, being a majority of the Trustees of the Trust, have executed this instrument as of the 27th day of October, 2023.

                              /s/ Jeffrey A. Bailey           /s/ Daniel R. Omstead

                              Jeffrey A. Bailey                 Daniel R. Omstead, Ph.D.

                   /s/ Kathleen L. Goetz          /s/ W. Mark Watson

                   Kathleen L. Goetz               W. Mark Watson

                   /s/ Rakesh K. Jain

                   Rakesh K. Jain, Ph.D

                   /s/ Thomas M. Kent

                   Thomas M. Kent